American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
February 28, 2026

International Opportunities Fund - Schedule of Investments
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.5%
Australia — 6.2%
ALS Ltd.	437,487	7,958,324
Genesis Minerals Ltd.(1)	1,800,349	9,580,681
HUB24 Ltd.	37,094	2,577,157
Lynas Rare Earths Ltd.(1)(2)	391,946	5,194,945
NEXTDC Ltd.(1)(2)	305,208	3,011,854
PLS Group Ltd.(1)(2)	1,360,731	5,007,361
Temple & Webster Group Ltd.(1)	185,114	1,084,757
Zip Co. Ltd.(1)(2)	1,403,288	1,906,634
		36,321,713
Austria — 0.5%
DO & Co. AG	11,295	2,887,024
Brazil — 3.5%
Direcional Engenharia SA	2,667,600	8,528,619
Embraer SA, ADR	153,492	11,085,192
Inter & Co., Inc., Class A	129,122	1,124,653
		20,738,464
Canada — 16.2%
Aritzia, Inc.(1)	141,507	12,529,757
AtkinsRealis Group, Inc.	22,805	1,580,743
Badger Infrastructure Solutions Ltd.	117,703	6,308,615
Boyd Group, Inc.	30,362	5,299,577
BRP, Inc.	66,246	4,857,053
Capstone Copper Corp.(1)	284,315	2,941,010
Chartwell Retirement Residences	322,304	5,250,244
Discovery Silver Corp.(1)	834,338	6,893,434
DPM Metals, Inc.	265,264	11,485,277
Finning International, Inc.	140,984	9,504,702
Hudbay Minerals, Inc.	320,848	9,091,144
Kinaxis, Inc.(1)	25,940	2,462,879
Linamar Corp.	73,618	5,073,735
OceanaGold Corp.	194,618	8,276,669
Taseko Mines Ltd.(1)	377,218	3,349,696
		94,904,535
China — 2.2%
Atour Lifestyle Holdings Ltd., ADR	146,001	5,733,459
Bosideng International Holdings Ltd.	2,320,000	1,438,191
GDS Holdings Ltd., ADR(1)	138,877	5,737,009
		12,908,659
Denmark — 0.8%
AL Sydbank	51,203	4,590,894
Finland — 0.8%
Konecranes OYJ	39,233	4,631,666
France — 1.6%
Exail Technologies SA(1)(2)	32,725	4,810,305
Nanobiotix SA(1)	70,870	2,161,341
Nexans SA	17,722	2,545,801
		9,517,447

Germany — 4.9%
Auto1 Group SE(1)	50,836	1,021,013
Bilfinger SE	32,505	4,551,039
Deutz AG	354,628	5,212,562
flatexDEGIRO SE	104,062	3,770,396
Friedrich Vorwerk Group SE	49,506	4,692,139
Nordex SE(1)	131,370	6,629,846
Schaeffler AG	229,390	2,794,442
		28,671,437
Greece — 1.4%
National Bank of Greece SA	494,682	8,046,833
India — 3.3%
APL Apollo Tubes Ltd.	224,085	5,510,281
BlackBuck Ltd.(1)	492,761	3,159,502
ITC Hotels Ltd.(1)	1,223,367	2,370,984
Max Healthcare Institute Ltd.	46,892	564,434
Nippon Life India Asset Management Ltd.	315,454	3,231,269
Radico Khaitan Ltd.	163,556	4,763,873
		19,600,343
Israel — 4.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,259,187	5,957,305
Cellebrite DI Ltd.(1)	209,475	2,794,396
Nova Ltd.(1)	8,932	3,919,897
Phoenix Financial Ltd.	105,155	5,376,385
Tower Semiconductor Ltd.(1)	48,765	6,089,286
		24,137,269
Italy — 0.8%
Technogym SpA	220,591	4,837,508
Japan — 22.1%
Asics Corp.	121,300	3,717,325
Furukawa Electric Co. Ltd.	23,700	4,246,340
GMO Payment Gateway, Inc.	9,800	508,211
Haseko Corp.	190,300	4,157,496
INFRONEER Holdings, Inc.(2)	292,900	4,902,404
Japan Elevator Service Holdings Co. Ltd.	53,300	553,910
JTEKT Corp.	534,600	7,337,439
Kinden Corp.	63,700	3,453,726
Kokusai Electric Corp.	144,800	5,942,280
Maruwa Co. Ltd.	17,500	6,846,831
Monogatari Corp.	135,600	4,345,947
NSK Ltd.	443,700	3,991,634
Park24 Co. Ltd.	310,100	4,458,769
Resonac Holdings Corp.(2)	112,400	8,535,812
Seiko Group Corp.	98,000	8,282,969
Shiseido Co. Ltd.	209,300	4,419,288
Simplex Holdings, Inc.	104,700	578,151
Sinfonia Technology Co. Ltd.	83,000	6,965,336
Sojitz Corp.	209,000	9,455,559
Suruga Bank Ltd.	673,400	9,138,626
SWCC Corp.	34,400	3,384,112
Tokyo Ohka Kogyo Co. Ltd.	110,800	6,504,560
Tokyo Seimitsu Co. Ltd.	52,000	5,723,216
Tsuruha Holdings, Inc.(2)	165,100	2,783,299
Yaskawa Electric Corp.(2)	262,000	9,218,471
		129,451,711

Mexico — 1.0%
Gentera SAB de CV	1,954,469	5,673,203
Netherlands — 0.7%
SBM Offshore NV	112,445	4,344,174
Norway — 2.3%
DOF Group ASA	592,119	7,878,539
Kitron ASA	525,518	5,878,514
		13,757,053
Peru — 1.0%
Intercorp Financial Services, Inc.	123,741	5,986,590
Poland — 0.4%
Pepco Group NV	257,015	2,122,318
South Korea — 5.3%
HK inno N Corp.(1)	122,157	4,580,629
HYBE Co. Ltd.	28,942	7,781,115
Hyundai Rotem Co. Ltd.	32,151	5,140,389
ISC Co. Ltd.	43,654	5,863,986
KIWOOM Securities Co. Ltd.	18,294	5,915,405
Samyang Foods Co. Ltd.	2,151	1,825,922
		31,107,446
Spain — 1.9%
Almirall SA	317,215	4,827,041
Tecnicas Reunidas SA(1)	148,524	6,466,898
		11,293,939
Sweden — 1.7%
Bravida Holding AB	147,317	1,712,457
Millicom International Cellular SA	87,076	6,346,969
NOBA Bank Group AB(1)(2)	187,531	2,021,842
		10,081,268
Switzerland — 1.3%
Belimo Holding AG	518	516,281
Kardex Holding AG	1,789	605,351
Kuros Biosciences AG(1)(2)	82,880	2,914,383
Siegfried Holding AG	29,726	3,305,607
		7,341,622
Taiwan — 6.1%
ASPEED Technology, Inc.	31,000	9,568,555
AURAS Technology Co. Ltd.	103,000	3,719,765
Bizlink Holding, Inc.(2)	157,106	6,942,372
Elite Material Co. Ltd.	54,000	4,135,464
King Yuan Electronics Co. Ltd.	724,000	7,449,632
Silergy Corp.	415,000	3,688,906
		35,504,694
United Kingdom — 7.8%
Balfour Beatty PLC	856,682	8,776,144
Diploma PLC	37,748	2,883,394
Genus PLC	107,258	4,201,403
Greencore Group PLC	1,130,267	4,124,349
IMI PLC	168,103	6,522,331
RS Group PLC	290,951	2,733,538
SigmaRoc PLC(1)	2,249,830	4,499,672
St. James's Place PLC	138,989	2,516,721
Weir Group PLC	135,126	6,409,070
Zegona Communications PLC	129,572	2,927,975
		45,594,597

United States — 0.6%
TechnipFMC PLC	48,526	3,217,759
TOTAL COMMON STOCKS (Cost $396,877,207)		577,270,166
EXCHANGE-TRADED FUNDS — 0.0%
Schwab International Small-Cap Equity ETF (Cost $24,304)	885	45,613
SHORT-TERM INVESTMENTS — 4.8%
Money Market Funds — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,882	2,882
State Street Navigator Securities Lending Government Money Market Portfolio(3)	27,094,712	27,094,712
		27,097,594
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 12/31/27, valued at $1,147,588), at 3.67%, dated 2/27/26, due 3/2/26 (Delivery value $1,125,344)		1,125,000
TOTAL SHORT-TERM INVESTMENTS (Cost $28,222,594)		28,222,594
TOTAL INVESTMENT SECURITIES — 103.3% (Cost $425,124,105)		605,538,373
OTHER ASSETS AND LIABILITIES — (3.3)%		(19,112,751)
TOTAL NET ASSETS — 100.0%		$586,425,622

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	28.3%
Materials	14.8%
Information Technology	14.8%
Consumer Discretionary	13.7%
Financials	10.6%
Health Care	4.8%
Energy	4.5%
Communication Services	3.9%
Consumer Staples	3.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	4.8%
Other Assets and Liabilities	(3.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $36,687,199. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $38,719,472, which includes securities collateral of $11,624,760.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$12,209,845	$8,528,619	—
Canada	3,349,696	91,554,839	—
China	11,470,468	1,438,191	—
Israel	12,803,579	11,333,690	—
Peru	5,986,590	—	—
Sweden	6,346,969	3,734,299	—
United States	3,217,759	—	—
Other Countries	—	405,295,622	—
Exchange-Traded Funds	45,613	—	—
Short-Term Investments	27,097,594	1,125,000	—
	$82,528,113	$523,010,260	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.